UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21853

Northern Lights Variable Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street Suite 2, Omaha, NE 68130

(Address of principal executive offices)

James Ash, Gemini Fund Services, LLC.

17605 Wright Street Suite 2, Omaha, NE 68130

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

12/31

Date of reporting period:  9/30/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

BCM Decathlon Aggressive Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2012 (Unaudited)

	Shares		Value

		EXCHANGE TRADED FUNDS - 58.6%
		ASSET ALLOCATION FUNDS- 5.9%
	1,533	CurrencyShares Euro Trust	$ 195,749

		EQUITY FUNDS - 52.7%
	2,392	iShares Cohen & Steers Realty Majors Index Fund	186,217
	2,286	iShares Dow Jones US Consumer Services Sector Index Fund	197,785
	2,945	iShares Dow Jones US Real Estate Index Fund	189,628
	2,557	iShares Dow Jones US Technology Sector Index Fund	193,999
	3,640	iShares MSCI Brazil Index Fund	196,742
	2,924	iShares Russell 1000 Growth Index Fund	195,031
	2,060	iShares Russell 2000 Growth Index Fund	196,957
	1,766	iShares Russell Midcap Index Fund	195,620
	3,342	iShares S&P Global Consumer Discretionary Sector Index Fund	193,970
			1,745,949

		TOTAL EXCHANGE TRADED FUNDS (Cost $1,911,003)	1,941,698

		SHORT-TERM INVESTMENT - 41.4%
	1,373,130	Fidelity Institutional Money Market Portfolio, 0.36%*
		(Cost $1,373,130)	1,373,130

		TOTAL INVESTMENTS - 100.0% (Cost $3,284,133) (a)	$ 3,314,828
		LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0)%	(294)
		TOTAL NET ASSETS - 100.0%	$ 3,314,534

*	Money Market Fund; interest rate reflects effective yield on September 30, 2012.
(a)

Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 33,282
		Unrealized depreciation:	(2,587)
		Net unrealized appreciation:	$ 30,695

BCM Decathlon Conservative Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2012 (Unaudited)

	Shares		Value

		EXCHANGE TRADED FUNDS - 95.3%
		DEBT FUNDS - 46.5%
	2,991	iShares Barclays Government/Credit Bond Fund	$ 347,225
	3,110	iShares Barclays Intermediate Credit Bond Fund	346,547
	3,085	iShares Core Total US Bond Market ETF	346,908
	8,677	iShares S&P US Preferred Stock Index Fund	345,865
	3,847	Vanguard Intermediate-Term Bond ETF	347,269
			1,733,814
		EQUITY FUND - 48.8%
	8,149	iShares Dow Jones US Energy Sector Index Fund	343,969
	5,128	iShares Russell 1000 Growth Index Fund	342,038
	3,579	iShares Russell 2000 Growth Index Fund	342,188
	5,525	iShares Russell Midcap Growth Index Fund	343,379
	3,098	iShares Russell Midcap Index Fund	343,166
			1,714,740

		TOTAL EXCHANGE TRADED FUNDS (Cost $3,434,661)	3,448,554

		SHORT-TERM INVESTMENT - 2.0%
	70,972	Fidelity Institutional Money Market Portfolio, 0.36%*
		(Cost $70,972)	70,972

		TOTAL INVESTMENTS - 97.3% (Cost $3,505,633) (a)	$ 3,519,526
		LIABILITIES IN EXCESS OF OTHER ASSETS - 2.7%	(3,579)
		TOTAL NET ASSETS - 100.0%	$ 3,515,947

*	Money Market Fund; interest rate reflects effective yield on September 30, 2012.
(a)

Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 23,901
		Unrealized depreciation:	(10,008)
		Net unrealized appreciation:	$ 13,893

BCM Decathlon Moderate Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2012 (Unaudited)

	Shares		Value

		EXCHANGE TRADED FUNDS - 67.0%
		DEBT FUNDS - 6.8%
	7,261	iShares S&P U.S. Preferred Stock Index Fund	$ 289,423

		EQUITY FUNDS - 60.2%
	3,531	iShares Cohen & Steers Realty Majors Index Fund	274,888
	3,318	iShares Dow Jones US Consumer Services Sector Index Fund	287,073
	3,714	iShares Dow Jones US Technology Sector Index Fund	281,781
	19,529	iShares MSCI Malaysia Index Fund	284,538
	4,419	iShares MSCI Mexico Investable Market Index Fund	288,958
	4,261	iShares Russell 1000 Growth Index Fund	284,209
	2,960	iShares Russell 2000 Growth Index Fund	283,006
	4,467	iShares Russell Midcap Growth Index Fund	277,624
	3,181	Vanguard Consumer Staples ETF	291,157
			2,553,234

		TOTAL EXCHANGE TRADED FUNDS (Cost $2,815,636)	2,842,657

		SHORT-TERM INVESTMENT - 33.1%
	1,403,024	Fidelity Institutional Money Market Portfolio, 0.36%*
		(Cost $1,403,024)	1,403,024

		TOTAL INVESTMENTS - 100.1% (Cost $4,218,660) (a)	$ 4,245,681
		LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(2,693)
		TOTAL NET ASSETS - 100.0%	$ 4,242,988

*	Money Market Fund; interest rate reflects effective yield on September 30, 2012.
(a)

Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 42,875
		Unrealized depreciation:	(15,854)
		Net unrealized appreciation:	$ 27,021

BCM Decathlon Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2012 (Unaudited)

Security Valuation – The Funds' securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued.  In the absence of a sale on the primary exchange, such securities shall be valued at the last bid on the primary exchange.  NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Funds utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of September 30, 2012 for the Funds' assets and liabilities measured at fair value:

BCM Decathlon Conservative Portfolio
Assets	Level 1	Level 2	Level 3	Total
Debt Funds	$ 1,733,814	$ -	$ -	$ 1,733,814
Equity Funds	1,714,740	-	-	1,714,740
Short-Term Investments	70,972	-	-	70,972
Total	$ 3,519,526	$ -	$ -	$ 3,519,526

There were no transfers in to or out of Level 1 or Level 2 during the current period presented. It is the Fund's policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

BCM Decathlon Moderate Portfolio
Assets	Level 1	Level 2	Level 3	Total
Debt Funds	$ 289,423	$ -	$ -	$ 289,423
Equity Funds	2,553,234	-	-	2,553,234
Short-Term Investments	1,403,024	-	-	1,403,024
Total	$ 4,245,681	$ -	$ -	$ 4,245,681

There were no transfers in to or out of Level 1 or Level 2 during the current period presented. It is the Fund's policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

BCM Aggressive Moderate Portfolio
Assets	Level 1	Level 2	Level 3	Total
Debt Funds	$ 195,749	$ -	$ -	$ 195,749
Equity Funds	1,745,949	-	-	1,745,949
Short-Term Investments	1,373,130	-	-	1,373,130
Total	$ 3,314,828	$ -	$ -	$ 3,314,828

There were no transfers in to or out of Level 1 or Level 2 during the current period presented. It is the Fund's policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BCM Decathlon Porfolios

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

11/26/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

11/26/12

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

11/26/12